Acquisitions and Divestitures Costar Acquisition Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 14, 2014	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Acquisition working capital adjustment						$ 7,400
Loss on impairment of goodwill			$ 2,700	$ 148,500	$ 2,654	$ 148,488	$ 0
Costar Midstream, L.L.C.
Business Acquisition [Line Items]
Acquired interest (percent)	100.00%
Consideration transferred	$ 405,300
Loss on impairment of goodwill				$ 95,000
Interest rate swap
Business Acquisition [Line Items]
Acquisition working capital adjustment		$ 6,800
Escrowed units returned to partnership (in shares)		1,034,483
Payments for previous acquisition		$ 300